                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: SEPTEMBER 30, 2012

Item 1. Report to Shareholders

ANNUAL REPORT
S e p t e m b e r 3 0 , 2 0 1 2

MARKET VECTORS
INDUSTRY ETFs

MARKET VECTORS
BROAD BASED U.S. ETF

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of September 30, 2012, and are subject to change.

MARKET VECTORS INDUSTRY AND BROAD BASED U.S. ETFs

Dear Shareholder:

We are pleased to present this annual report for the industry exchange-traded funds (ETFs) and one broad-based U.S. equity ETF of the Market Vectors ETF Trust for the period ended September 30, 2012.

Market Vectors Equity ETF Family Expands

On April 24, 2012, we launched Market Vectors Morningstar Wide Moat Research ETF (MOAT), which seeks to track (before fees and expenses) the Morningstar® Wide Moat Focus IndexSM.

Since 2002, Morningstar has made the “moat concept” a cornerstone of its equity research and ratings. The concept was adapted from a term coined by Warren Buffett to describe his investment strategy of identifying “economic castles protected by unbreachable moats” such as unique pricing power, recognizable brands, and valuable patents.

By tracking the index, MOAT provides investors access to Morningstar equity research in a highly liquid ETF format. The index approach selects the 20 wide moat stocks that trade at the largest discount to fair value, according to Morningstar, at each quarterly rebalance.

According to Morningstar, for the five-year period ending September 30, 2012, the index returned an annualized 8.57%, compared to 1.05% for the S&P® 500 Index1 over the same period. This concept clearly has caught the eye of investors, as the Fund has raised over $60 million since its inception. Since its launch, the Fund has outpaced the broad market. Positions in information technology, financials and materials were primary drivers of performance while positions in utilities and industrials lagged the broad market. For more information, visit Morningstar’s website at www.morningstar.com.

Industry Sectors

Bank and Brokerage

Over the last six months, the good news for bank and brokerage stocks included the continuation of low interest rates and Fed stimulus, as announced under QE3. These positive catalysts helped to make Financials the third-best performing sector of the U.S. stock market for 2012 year-to-date through September 30, behind only Telecom Services and Information Technology.

Biotechnology

The biotech industry has continued to outpace the broad U.S. market due to mergers and acquisitions, breakthroughs in medical science, and faster approvals by the Food and Drug Administration. Also, the industry has been attractive to institutions due to its defensive characteristics and relatively low sensitivity to economic cycles.

Environmental Services

Environmental services experienced a disappointing six months. One short-term drag on the industry has been a global slowdown in construction, which has negatively impacted earnings forecasts in the waste-removal segment.

MARKET VECTORS AND BROAD BASED U.S. INDUSTRY ETFs

Gaming

In times past, the gaming industry might have responded positively to improving U.S. economic data. But the industry’s largest companies now depend on Asia’s huge gaming market for growth and profits. During this period, news from China pointed to a slowing economy, which negatively affected many companies with exposure to the region.

Pharmaceutical

On June 28, the U.S. Supreme Court upheld the legality of the Affordable Care Act by a 5-4 vote. “Obamacare” is viewed as a positive for the pharma industry because it is expected to expand the number of privately insured people and Medicaid recipients, thus increasing consumer markets for prescription drugs. As such, the pharmaceutical industry outperformed the broad market during this period.

Retail

During this period, the retail industry most directly participated in the U.S. economic improvement trend, however performance varied with the segment. Large retailers have continued to grow through innovation in categories such as developing new entertainment media and increasing access to health care. Lagging retailers are suffering from weak margins, too much brick-and-mortar expansion, and vulnerability to Internet business models.

Semiconductor

The industry’s weak performance was a carryover from an unusually slow first quarter. Year-to-date through August, global industry sales were down 4.6% from the same period of 2011, according to the Semiconductor Industry Association.2 Recently, sales have been sluggish in Europe while showing signs of reviving in the Americas and Japan.

Summary

The combination of natural economic recovery and government policies are gaining traction in some geographic regions and industries faster than others. Given these conditions, momentum could turn quickly, for or against any group of stocks, over the next few quarters. This is perhaps the best reason for investors to diversify among several industry ETFs and stay focused on long-term goals, rather than short-term fluctuations.

Our new Morningstar Wide Moat Research ETF is designed for investors wishing to participate in the sustainable long-term competitive advantages a few high-quality companies enjoy. We wish to thank the advisors and shareholders who helped to make its launch successful.

I also want to thank you for your participation in the Market Vectors ETF Trust. If you have any questions, please contact us at 1.888.MKT.VCTR or visit marketvectorsetfs.com

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

September 30, 2012

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Standard & Poor’s (S&P) 500 Index, calculated with dividends reinvested, consist of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

[2]	Global Semiconductor Sales Remain Flat in August, 10/2/12: http://www.sia-online.org/news/2012/10/02/global_sales_report_2012/global_semiconductor_sales_remain_flat_in_august

BANK AND BROKERAGE ETF (RKH)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVRKHTR[2]

Life* (cumulative)	21.19%	20.14%	19.91%

*since 12/20/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Bank and Brokerage ETF was 12/20/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.71% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Bank and Brokerage 25 Index (MVRKHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Bank and Brokerage ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Bank and Brokerage 25 Index (MVRKHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies engaged primarily on a global basis that derive the majority of their revenues from banking, which includes a broad range of financial services such as investment banking, brokerage services and corporate lending to large institutions.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Bank and Brokerage ETF (RKH)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for RKH is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 21, 2011* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	0	0.0%
Greater than or Equal to 0.0% And Less Than 0.5%	101	51.5%
Greater than or Equal to -0.5% And Less Than 0.0%	92	47.0%
Greater than or Equal to -1.0% And Less Than -0.5%	2	1.0%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.5%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	196	100.0%

* First day of secondary market trading.

BIOTECH ETF (BBH)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVBBHTR[2]

Life* (cumulative)	53.48%	53.26%	53.55%

*since 12/20/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Biotech ETF was 12/20/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.44% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Biotech 25 Index (MVBBHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Biotech ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Biotech 25 Index (MVBBHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from biotechnology, which includes biotechnology research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Biotech ETF (BBH)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BBH is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 21, 2011* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	1	0.5%
Greater than or Equal to 0.5% And Less Than 1.0%	0	0.0%
Greater than or Equal to 0.0% And Less Than 0.5%	132	67.4%
Greater than or Equal to -0.5% And Less Than 0.0%	62	31.6%
Greater than or Equal to -1.0% And Less Than -0.5%	1	0.5%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	196	100.0%

* First day of secondary market trading.

ENVIRONMENTAL SERVICES ETF (EVX)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	AXENV[2]

Nine Months	6.12%	6.52%	7.04%

One Year	10.52%	12.63%	13.35%

Five Year	(0.58)%	(0.40)%	0.19%

Life* (annualized)	4.57%	4.65%	5.21%

Life* (cumulative)	30.60%	31.15%	35.44%

* Since 10/10/06 Effective January 1, 2012, please be advised the Fund changed its fiscal year end from December 31 to September 30.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Environmental Services ETF was 10/10/06.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.01% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

NYSE Arca Environmental Services Index (AXENV) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Environmental Services ETF (EVX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EVX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 16, 2006* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	2	0.1%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	4	0.3%
Greater than or Equal to 1.0% And Less Than 1.5%	20	1.3%
Greater than or Equal to 0.5% And Less Than 1.0%	70	4.7%
Greater than or Equal to 0.0% And Less Than 0.5%	566	37.7%
Greater than or Equal to -0.5% And Less Than 0.0%	668	44.5%
Greater than or Equal to -1.0% And Less Than -0.5%	107	7.1%
Greater than or Equal to -1.5% And Less Than -1.0%	33	2.2%
Greater than or Equal to -2.0% And Less Than -1.5%	16	1.1%
Greater than or Equal to -2.5% And Less Than -2.0%	4	0.3%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.2%
Less Than -3.0%	4	0.3%

	1500	100.0%

* First day of secondary market trading.

GAMING ETF (BJK)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVBJKTR[2]

Nine Months	13.10%	13.20%	13.91%

One Year	25.12%	24.76%	25.01%

Life* (annualized)	(1.35)%	(1.23)%	(0.12)%

Life* (cumulative)	(6.18)%	(5.64)%	(0.57)%

*since 1/22/08
Index data prior to September 24, 2012 reflects that of the S-Network Global Gaming Index (WAGRT). From September 24, 2012 forward, the index data reflects that of the Market Vectors Global Gaming Index (MVBJKTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE. Also, effective January 1, 2012, please be advised the Fund changed its fiscal year end from December 31 to September 30.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Gaming ETF was 1/22/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.78% / Net Expense Ratio 0.66%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least September 21, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Global Gaming Index (MVBJKTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Gaming ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Global Gaming Index (MVBJKTR) is a rules based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Gaming ETF (BJK)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for BJK is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 24, 2008* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 5.0%	6	0.5%
Greater than or Equal to 4.5% And Less Than 5.0%	3	0.3%
Greater than or Equal to 4.0% And Less Than 4.5%	5	0.4%
Greater than or Equal to 3.5% And Less Than 4.0%	1	0.1%
Greater than or Equal to 3.0% And Less Than 3.5%	13	1.1%
Greater than or Equal to 2.5% And Less Than 3.0%	17	1.4%
Greater than or Equal to 2.0% And Less Than 2.5%	23	1.9%
Greater than or Equal to 1.5% And Less Than 2.0%	24	2.0%
Greater than or Equal to 1.0% And Less Than 1.5%	39	3.3%
Greater than or Equal to 0.5% And Less Than 1.0%	82	6.9%
Greater than or Equal to 0.0% And Less Than 0.5%	210	17.8%
Greater than or Equal to -0.5% And Less Than 0.0%	405	34.3%
Greater than or Equal to -1.0% And Less Than -0.5%	223	18.9%
Greater than or Equal to -1.5% And Less Than -1.0%	58	4.9%
Greater than or Equal to -2.0% And Less Than -1.5%	23	1.9%
Greater than or Equal to -2.5% And Less Than -2.0%	12	1.0%
Greater than or Equal to -3.0% And Less Than -2.5%	9	0.8%
Greater than or Equal to -3.5% And Less Than -3.0%	7	0.6%
Greater than or Equal to -4.0% And Less Than -3.5%	7	0.6%
Greater than or Equal to -4.5% And Less Than -4.0%	4	0.3%
Greater than or Equal to -5.0% And Less Than -4.5%	2	0.2%
Less Than -5.0%	9	0.8%

	1182	100.0%

* First day of secondary market trading.

MORNINGSTAR WIDE MOAT RESEARCH ETF (MOAT)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MWMFTR[2]

Life* (cumulative)	7.10%	6.90%	7.12%

*since 4/24/12

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Morningstar Wide Moat Research ETF was 4/24/12.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/12) to the first day of secondary market trading in shares of the Fund (4/25/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.04% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The Morningstar® Wide Moat Focus IndexSM (MWMFTR) was created and is maintained by Morningstar, Inc. Morningstar, Inc. does not sponsor, endorse, issue, sell, or promote the Market Vectors Morningstar Wide Moat Research ETF and bears no liability with respect to that ETF or any security. Morningstar® is a registered trademark of Morningstar, Inc. Morningstar® Wide Moat Focus IndexSM is a service mark of Morningstar, Inc.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that the Index Provider determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Morningstar Wide Moat Research ETF (MOAT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MOAT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 25, 2012* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	2	1.8%
Greater than or Equal to 0.0% And Less Than 0.5%	90	81.9%
Greater than or Equal to -0.5% And Less Than 0.0%	15	13.6%
Greater than or Equal to -1.0% And Less Than -0.5%	2	1.8%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.9%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	110	100.0%

* First day of secondary market trading.

PHARMACEUTICAL ETF (PPH)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVPPHTR[2]

Life* (cumulative)	15.14%	14.10%	13.95%

*since 12/20/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Pharmaceutical ETF was 12/20/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.41% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Pharmaceutical 25 Index (MVPPHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Pharmaceutical ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most their revenues from pharmaceuticals, which includes pharmaceutical research and development as well as production, marketing and sales of pharmaceuticals.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Pharmaceutical ETF (PPH)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PPH is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 21, 2011* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	0	0.0%
Greater than or Equal to 0.0% And Less Than 0.5%	108	55.1%
Greater than or Equal to -0.5% And Less Than 0.0%	87	44.4%
Greater than or Equal to -1.0% And Less Than -0.5%	1	0.5%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	196	100.0%

* First day of secondary market trading.

RETAIL ETF (RTH)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVRTHTR[2]

Life* (cumulative)	21.68%	20.32%	20.15%

*since 12/20/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Retail ETF was 12/20/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.55% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Retail 25 Index (MVRTHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Retail ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Retail 25 Index (MVRTHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from retail, which includes retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Retail ETF (RTH)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for RTH is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 21, 2011* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	0	0.0%
Greater than or Equal to 0.0% And Less Than 0.5%	106	54.1%
Greater than or Equal to -0.5% And Less Than 0.0%	89	45.4%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	1	0.5%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	196	100.0%

* First day of secondary market trading.

SEMICONDUCTOR ETF (SMH)

PERFORMANCE COMPARISON
September 30, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVSMHTR[2]

Life* (cumulative)	5.36%	5.71%	5.61%

*since 12/20/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Semiconductor ETF was 12/20/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.40% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Semiconductor 25 Index (MVSMHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Semiconductor ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Semiconductor 25 Index (MVSMHTR) is a rules-based, rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Semiconductor ETF (SMH)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SMH is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 21, 2011* through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	0	0.0%
Greater than or Equal to 0.0% And Less Than 0.5%	112	57.1%
Greater than or Equal to -0.5% And Less Than 0.0%	84	42.9%
Greater than or Equal to -1.0% And Less Than -0.5%	0	0.0%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%

	196	100.0%

* First day of secondary market trading.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 to September 30, 2012.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period April 1, 2012- September 30, 2012

Bank and Brokerage ETF*
Actual	$1,000.00	$955.40	0.35%	$1.71
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77

Biotech ETF*
Actual	$1,000.00	$1,217.80	0.35%	$1.94
Hypothetical**	$1,000.00	$1,023.35	0.35%	$1.77

Environmental Services ETF*
Actual	$1,000.00	$938.60	0.55%	$2.67
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78

Gaming ETF*
Actual	$1,000.00	$950.60	0.66%	$3.22
Hypothetical**	$1,000.00	$1,021.70	0.66%	$3.34

Morningstar Wide Moat Research ETF***
Actual	$1,000.00	$1,069.00	0.49%	$2.21
Hypothetical**	$1,000.00	$1,019.65	0.49%	$2.16

Pharmaceutical ETF*
Actual	$1,000.00	$1,066.00	0.35%	$1.81
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77

Retail ETF*
Actual	$1,000.00	$1,070.90	0.35%	$1.81
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77

Semiconductor ETF*
Actual	$1,000.00	$883.90	0.35%	$1.65
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended September 30, 2012) multiplied by the average account value over the period, multiplied by 183 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
***

Expenses are equal to the Fund’s annualized expense ratio (for the period from April 24, 2012 to September 30, 2012) multiplied by the average account value over the period, multiplied by 159 and divided by 365 (to reflect the one-half year period).

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 97.1%
Brazil: 3.2%
42,172	Banco Bradesco S.A. (ADR)	$677,704
21,599	Banco Santander S.A. (ADR)	159,185

		836,889

Canada: 18.2%
14,707	Bank of Montreal (USD)	868,301
22,104	Bank of Nova Scotia (USD)	1,211,741
23,582	Royal Bank of Canada (USD)	1,353,843
16,081	Toronto-Dominion Bank (USD)	1,340,190

		4,774,075

Germany: 3.1%
20,287	Deutsche Bank AG (USD) †	804,379

India: 0.3%
1,830	ICICI Bank Ltd. (ADR)	73,456

Japan: 4.5%
254,729	Mitsubishi UFJ Financial Group, Inc. (ADR)	1,184,490

Netherlands: 2.3%
76,653	ING Groep N.V. (ADR) *	604,792

Spain: 8.4%
122,356	Banco Bilbao Vizcaya Argentaria S.A. (ADR) †	948,259
167,343	Banco Santander S.A. (ADR)	1,248,379

		2,196,638

Switzerland: 5.8%
26,709	Credit Suisse Group AG (ADR)	564,895
78,427	UBS AG (USD)	955,241

		1,520,136

United Kingdom: 12.0%
60,511	Barclays Plc (ADR)	839,288
49,519	HSBC Holdings Plc (ADR)	2,300,653

		3,139,941

Number of Shares		Value

United States: 39.3%
145,720	Bank of America Corp.	$1,286,708
24,622	Charles Schwab Corp.	314,915
40,506	Citigroup, Inc.	1,325,356
10,135	Goldman Sachs Group, Inc.	1,152,147
50,852	JPMorgan Chase & Co.	2,058,489
31,436	Morgan Stanley	526,239
35,501	U.S. Bancorp	1,217,684
70,709	Wells Fargo & Co.	2,441,582

		10,323,120

Total Common Stocks
(Cost: $24,416,675)		25,457,916

PREFERRED STOCK: 2.9%
Brazil: 2.9%
(Cost: $785,186)
50,313	Itau Unibanco Holding S.A. (ADR)	768,783

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $25,201,861)		26,226,699

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.1%
(Cost: $1,601,558)
1,601,558	Bank of New York Overnight Government Fund	1,601,558

Total Investments: 106.1%
(Cost: $26,803,419)		27,828,257
Liabilities in excess of other assets: (6.1)%		(1,595,638)

NET ASSETS: 100.0%		$26,232,619

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,552,167.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Commercial Banking Institution	33.0%	$8,649,841
Diversified Banking Institution	49.6	12,997,885
Finance - Investment Banker / Broker	1.2	314,915
Life & Health Insurance	2.3	604,792
Super-Regional Banks	13.9	3,659,266

	100.0%	$26,226,699

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$25,457,916	$—	$—	$25,457,916
Preferred Stock*	768,783	—	—	768,783
Money Market Fund	1,601,558	—	—	1,601,558

Total	$27,828,257	$—	$—	$27,828,257

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

BIOTECH ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 3.0%
216,720	Qiagen N.V. (USD) * †	$4,011,487

United States: 97.0%
37,164	Acorda Therapeutics, Inc. *	951,770
61,959	Alexion Pharmaceuticals, Inc. *	7,088,110
249,863	Amgen, Inc.	21,068,448
150,915	Ariad Pharmaceuticals, Inc. *	3,655,916
76,617	Biogen Idec, Inc. *	11,433,555
115,695	BioMarin Pharmaceutical, Inc. *	4,659,038
139,856	Celgene Corp. *	10,684,999
61,822	Cepheid, Inc. *	2,133,477
45,170	Charles River Laboratories International, Inc. *	1,788,732
60,380	Cubist Pharmaceuticals, Inc. *	2,878,918
143,083	Dendreon Corp. * †	691,091
155,582	Exelixis, Inc. * †	749,905
242,807	Gilead Sciences, Inc. *	16,105,388
114,002	Illumina, Inc. * †	5,494,896
107,616	Incyte Corp. * †	1,942,469
122,649	Life Technologies Corp. *	5,995,083
66,887	Medivation, Inc. *	3,769,751
76,496	Myriad Genetics, Inc. *	2,064,627
60,954	Onyx Pharmaceuticals, Inc. *	5,150,613
51,284	Pharmacyclics, Inc. *	3,307,818
39,583	Regeneron Pharmaceuticals, Inc. *	6,042,741
91,681	Seattle Genetics, Inc. * †	2,470,803
42,558	United Therapeutics Corp. *	2,378,141
103,418	Vertex Pharmaceuticals, Inc. *	5,786,237

		128,292,526

Total Common Stocks
(Cost: $109,206,132)		132,304,013

Number of Shares		Value

MONEY MARKET FUND: 0.0%
(Cost: $56,331)
56,331	Dreyfus Government Cash Management Fund	$56,331

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $109,262,463)		132,360,344

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.7%
(Cost: $14,124,823)
14,124,823	Bank of New York Overnight Government Fund	14,124,823

Total Investments: 110.7%
(Cost: $123,387,286)		146,485,167
Liabilities in excess of other assets: (10.7)%		(14,206,924)

NET ASSETS: 100.0%		$132,278,243

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,774,731.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diagnostic Equipment	1.6%	$2,133,477
Diagnostic Kits	3.0	4,011,487
Medical - Biomedical / Genetics	82.6	109,271,829
Medical - Drugs	2.9	3,769,751
Therapeutics	9.9	13,117,469
Money Market Fund	0.0	56,331

	100.0%	$132,360,344

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$132,304,013	$—	$—	$132,304,013
Money Market Funds	14,181,154	—	—	14,181,154

Total	$146,485,167	$—	$—	$146,485,167

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 4.2%
40,159	Progressive Waste Solutions Ltd. (USD) †	$826,071

France: 9.5%
175,027	Veolia Environnement S.A. (ADR)	1,893,792

United States: 86.4%
16,944	ADA-ES, Inc. *	400,048
58,998	Calgon Carbon Corp. *	844,261
84,897	Casella Waste Systems, Inc. *	363,359
17,351	Clean Harbors, Inc. *	847,596
48,987	Covanta Holding Corp.	840,617
46,442	Darling International, Inc. *	849,424
90,215	Fuel Tech, Inc. *	376,197
41,508	Layne Christensen Co. *	813,972
148,258	Metalico, Inc. *	379,541
113,839	Newpark Resources, Inc. *	843,547
384,059	Perma-Fix Environmental Services, Inc. *	399,421
324,374	Rentech, Inc. *	797,960
72,791	Republic Services, Inc.	2,002,481
19,336	Shaw Group, Inc. *	843,436
22,051	Stericycle, Inc. *	1,996,057
31,536	Tetra Tech, Inc. *	828,135
40,178	US Ecology, Inc.	867,041
27,800	Waste Connections, Inc.	840,950
62,853	Waste Management, Inc.	2,016,324

		17,150,367

Total Common Stocks
(Cost: $24,603,108)		19,870,230

Number of Shares		Value

MONEY MARKET FUND: 0.2%
(Cost: $47,995)
47,995	Dreyfus Government Cash Management Fund	$47,995

Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $24,651,103)		19,918,225

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.5%
(Cost: $903,000)
903,000	Bank of New York Overnight Government Fund	903,000

Total Investments: 104.8%
(Cost: $25,554,103)		20,821,225
Liabilities in excess of other assets: (4.8)%		(960,899)

NET ASSETS: 100.0%		$19,860,326

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $826,071.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	4.0%	$797,960
Alternative Waste Technology	8.5	1,693,685
Building & Construction	4.1	813,972
Engineering / R&D Services	4.2	843,436
Environment Consulting & Engineering	4.2	828,135
Hazardous Waste Disposal	20.6	4,110,115
Non-Hazardous Waste Disposal	34.6	6,889,802
Oil-Field Services	4.3	843,547
Pollution Control	3.9	776,245
Recycling	1.9	379,541
Water	9.5	1,893,792
Money Market Fund	0.2	47,995

	100.0%	$19,918,225

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$19,870,230	$—	$—	$19,870,230
Money Market Funds	950,995	—	—	950,995

Total	$20,821,225	$—	$—	$20,821,225

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 100.5%
Australia: 11.2%
274,411	Aristocrat Leisure Ltd. #	$762,072
186,355	Crown Ltd. #	1,756,896
333,114	Echo Entertainment Group Ltd. #	1,320,703
359,221	TABCORP Holdings Ltd. #	1,029,125
663,977	Tatts Group Ltd. #	1,863,757

		6,732,553

China / Hong Kong: 22.2%
846,240	Galaxy Entertainment Group Ltd. * #	2,811,831
87,016	Melco Crown Entertainment Ltd. (ADR) * †	1,172,976
389,000	Melco International Development Ltd. #	345,318
411,600	MGM China Holdings Ltd. #	707,038
1,188,400	Sands China Ltd. #	4,400,355
900,000	SJM Holdings Ltd. #	1,945,034
714,800	Wynn Macau Ltd. #	1,916,547

		13,299,099

Greece: 1.0%
45,049	Intralot S.A. #	76,508
106,546	OPAP S.A. #	547,375

		623,883

Ireland: 2.5%
20,505	Paddy Power Plc #	1,519,405

Italy: 0.9%
23,745	Lottomatica S.p.A. #	524,299

Japan: 4.7%
24,479	Sankyo Co. Ltd. #	1,142,355
87,800	Sega Sammy Holdings, Inc. #	1,661,860

		2,804,215

Malaysia: 9.9%
335,051	Berjaya Sports Toto Bhd #	474,547
1,129,338	Genting Bhd #	3,209,967
1,592,698	Genting Malaysia Bhd #	1,820,823
371,100	Multi-Purpose Holdings Bhd #	424,342

		5,929,679

New Zealand: 1.4%
263,997	Sky City Entertainment Group Ltd. #	827,977

Singapore: 5.4%
2,881,000	Genting Singapore Plc #	3,204,338

South Africa: 0.8%
49,136	Sun International Ltd.	506,179

South Korea: 2.7%
56,296	Kangwon Land, Inc. #	1,262,271
20,250	Paradise Co. Ltd. #	327,335

		1,589,606

Sweden: 0.5%
10,079	Betsson A.B. #	268,647

United Kingdom: 8.6%
305,589	Bwin.Party Digital Entertainment Plc #	514,225
171,603	IG Group Holdings Plc #	1,237,790
438,061	Ladbrokes Plc #	1,223,652
62,631	Playtech Ltd.	374,407
34,593	Rank Group Plc	81,054
336,730	William Hill Plc #	1,725,162

		5,156,290

Number of Shares		Value

United States: 28.7%
19,776	Bally Technologies, Inc. *	$976,737
27,265	Boyd Gaming Corp. * †	192,491
25,280	Global Cash Access Holdings, Inc. *	203,504
131,415	International Game Technology	1,720,222
107,362	Las Vegas Sands Corp.	4,978,376
182,828	MGM Mirage *	1,965,401
28,641	Penn National Gaming, Inc. *	1,234,427
29,707	Pinnacle Entertainment, Inc. *	363,911
27,463	Scientific Games Corp. *	227,119
27,256	Shuffle Master, Inc. *	430,917
24,915	WMS Industries, Inc. *	408,108
38,652	Wynn Resorts Ltd.	4,461,987

		17,163,200

Total Common Stocks
(Cost: $49,846,814)		60,149,370

MONEY MARKET FUND: 0.0%
(Cost: $152)
152	Dreyfus Government Cash Management Fund	152

Total Investments Before Collateral for Securities Loaned: 100.5%
(Cost: $49,846,966)		60,149,522

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
(Cost: $1,333,641)
1,333,641	Bank of New York Overnight
	Government Fund	1,333,641

Total Investments: 102.7%
(Cost: $51,180,607)		61,483,163
Liabilities in excess of other assets: (2.7)%		(1,589,636)

NET ASSETS: 100.0%		$59,893,527

See Notes to Financial Statements

GAMING ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,296,372.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $40,851,554 which represents 68.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	58.6%	$35,256,852
Casino Services	9.3	5,586,757
Commercial Services - Finance	0.3	203,504
Computer Software	0.6	374,407
Diversified Operations	1.3	769,660
Finance - Other Services	2.1	1,237,790
Gambling (Non-Hotel)	16.1	9,694,022
Internet Gambling	1.3	782,872
Leisure & Recreation Products	3.4	2,069,968
Lottery Services	4.9	2,939,111
Racetracks	2.1	1,234,427
Money Market Fund	0.0	152

	100.0%	$60,149,522

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$6,732,553	$—	$6,732,553
China / Hong Kong	1,172,976	12,126,123	—	13,299,099
Greece	—	623,883	—	623,883
Ireland	—	1,519,405	—	1,519,405
Italy	—	524,299	—	524,299
Japan	—	2,804,215	—	2,804,215
Malaysia	—	5,929,679	—	5,929,679
New Zealand	—	827,977	—	827,977
Singapore	—	3,204,338	—	3,204,338
South Africa	506,179	—	—	506,179
South Korea	—	1,589,606	—	1,589,606
Sweden	—	268,647	—	268,647
United Kingdom	455,461	4,700,829	—	5,156,290
United States	17,163,200	—	—	17,163,200
Money Market Funds	1,333,793	—	—	1,333,793

Total	$20,631,609	$40,851,554	$—	$61,483,163

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $374,407. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

MORNINGSTAR WIDE MOAT RESEARCH ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 100.1%
Basic Materials: 10.4%
46,673	Compass Minerals International, Inc.	$3,481,339
72,366	Vulcan Materials Co.	3,422,912

		6,904,251

Communications: 10.3%
175,531	Cisco Systems, Inc.	3,350,887
164,010	Facebook, Inc. *	3,550,817

		6,901,704

Consumer, Cyclical: 5.3%
117,102	Lowe’s Cos, Inc.	3,541,164

Consumer, Non-cyclical: 20.4%
83,660	St Jude Medical, Inc.	3,524,596
110,838	Sysco Corp.	3,465,904
181,436	The Western Union Co.	3,305,764
63,496	Weight Watchers International, Inc.	3,352,589

		13,648,853

Energy: 4.8%
40,269	National Oilwell Varco, Inc.	3,225,950

Financial: 14.4%
144,916	Bank of New York Mellon Corp.	3,278,000
69,523	Northern Trust Corp.	3,226,910
160,751	The St. Joe Co. *	3,134,645

		9,639,555

Number of Shares		Value

Industrial: 19.6%
37,476	Caterpillar, Inc.	$3,224,435
59,317	CH Robinson Worldwide, Inc.	3,473,010
86,890	Expeditors International of Washington, Inc.	3,159,320
38,560	Martin Marietta Materials, Inc.	3,195,467

		13,052,232

Technology: 9.8%
287,260	Applied Materials, Inc.	3,207,258
124,070	Maxim Integrated Products, Inc.	3,302,743

		6,510,001

Utilities: 5.1%
95,538	Exelon Corp.	3,399,242

Total Common Stocks
(Cost: $66,092,722)		66,822,952
Liabilities in excess of other assets: (0.1)%		(41,420)

NET ASSETS: 100.0%		$66,781,532

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$66,822,952	$—	$—	$66,822,952

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 3.8%
118,929	Valeant Pharmaceuticals International, Inc. (USD) *	$6,573,206

Denmark: 4.5%
50,221	Novo-Nordisk A.S. (ADR)	7,925,376

France: 4.8%
195,236	Sanofi S.A. (ADR)	8,406,862

Ireland: 6.0%
206,436	Elan Corp. Plc (ADR) *	2,212,994
79,587	Shire Plc (ADR)	7,059,367
81,870	Warner Chilcott Plc (USD)	1,105,245

		10,377,606

Israel: 4.6%
192,204	Teva Pharmaceutical Industries Ltd. (ADR)	7,959,167

Switzerland: 7.5%
211,972	Novartis A.G. (ADR)	12,985,405

United Kingdom: 10.4%
165,308	AstraZeneca Plc (ADR)	7,911,641
220,799	GlaxoSmithKline Plc (ADR)	10,209,746

		18,121,387

United States: 58.2%
139,686	Abbott Laboratories	9,576,872
86,453	Allergan, Inc.	7,917,366
230,645	Bristol-Myers Squibb Co.	7,784,269
166,480	Eli Lilly & Co.	7,892,817
49,618	Endo Pharmaceuticals Holdings, Inc. *	1,573,883
99,247	Forest Laboratories, Inc. *	3,534,186
70,087	Hospira, Inc. *	2,300,255

Number of Shares		Value

United States: (continued)
245,404	Johnson & Johnson	$16,910,789
24,351	Medicis Pharmaceutical Corp. †	1,053,668
271,091	Merck & Co., Inc.	12,226,204
170,567	Mylan, Inc. *	4,161,835
36,929	Perrigo Co.	4,290,042
664,857	Pfizer, Inc.	16,521,696
24,187	Salix Pharmaceuticals Ltd. *	1,024,077
53,099	Watson Pharmaceuticals, Inc. *	4,521,911

		101,289,870

Total Common Stocks
(Cost: $165,005,999)		173,638,879

MONEY MARKET FUND: 0.0%
(Cost: $241)
241	Dreyfus Government Cash Management Fund	241

Total Investments Before Collateral for Securities Loaned: 99.8%
(Cost: $165,006,240)		173,639,120

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6%
(Cost: $1,020,003)
1,020,003	Bank of New York Overnight Government Fund	1,020,003

Total Investments: 100.4%
(Cost: $166,026,243)		174,659,123
Liabilities in excess of other assets: (0.4)%		(761,925)

NET ASSETS: 100.0%		$173,897,198

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $999,234.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Medical - Drugs	86.0%	$149,300,424
Medical - Generic Drugs	12.1	20,932,955
Medical Products	1.3	2,300,255
Therapeutics	0.6	1,105,245
Money Market Fund	0.0	241

	100.0%	$173,639,120

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$173,638,879	$—	$—	$173,638,879
Money Market Funds	1,020,244	—	—	1,020,244

Total	$174,659,123	$—	$—	$174,659,123

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

RETAIL ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 100.0%
United States: 100.0%
8,315	Amazon.com, Inc. *	$2,114,671
9,649	AmerisourceBergen Corp.	373,513
1,406	AutoZone, Inc. *	519,756
8,721	Bed Bath & Beyond, Inc. *	549,423
10,301	Best Buy Co., Inc.	177,074
12,945	Cardinal Health, Inc.	504,467
10,432	Costco Wholesale Corp.	1,044,504
29,251	CVS Caremark Corp.	1,416,334
9,434	Dollar General Corp. *	486,228
34,313	Home Depot, Inc.	2,071,476
5,346	JC Penney Co., Inc. †	129,854
7,901	Kohl’s Corp.	404,689
19,164	Kroger Co.	451,121
33,563	Lowe’s Cos., Inc.	1,014,945
9,350	Ltd Brands, Inc.	460,581
15,589	MACY’S, Inc.	586,458
9,141	McKesson Corp.	786,400
26,163	Staples, Inc. †	301,398
22,719	Sysco Corp.	710,423
16,347	Target Corp.	1,037,544
13,038	The Gap, Inc.	466,500
20,776	TJX Cos., Inc.	930,557

Number of Shares		Value

United States: (continued)
26,786	Walgreen Co.	$976,082
40,189	Wal-Mart Stores, Inc.	2,965,948
7,080	Whole Foods Market, Inc.	689,592

Total Common Stocks (Cost: $21,189,983)		21,169,538

MONEY MARKET FUND: 0.2%
(Cost: $40,091)
40,091	Dreyfus Government Cash Management Fund	40,091

Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $21,230,074)		21,209,629

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.4%
(Cost: $300,390)
300,390	Bank of New York Overnight Government Fund	300,390

Total Investments: 101.6%
(Cost: $21,530,464)		21,510,019
Liabilities in excess of other assets: (1.6)%		(347,209)

NET ASSETS: 100.0%		$21,162,810

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $292,537.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

E-Commerce / Products	10.0%	$2,114,671
Food - Retail	5.4	1,140,713
Food - Wholesale / Distribution	3.3	710,423
Medical - Wholesale Drug Distributors	7.8	1,664,380
Retail - Apparel / Shoes	4.4	927,081
Retail - Auto Parts	2.4	519,756
Retail - Bedding	2.6	549,423
Retail - Building Products	14.6	3,086,421
Retail - Consumer Electronics	0.8	177,074
Retail - Discount	26.1	5,534,224
Retail - Drug Store	11.3	2,392,416
Retail - Major Department Store	5.0	1,060,411
Retail - Office Supplies	1.4	301,398
Retail - Regional Department Store	4.7	991,147
Money Market Fund	0.2	40,091

	100.0%	$21,209,629

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$21,169,538	$—	$—	$21,169,538
Money Market Funds	340,481	—	—	340,481

Total	$21,510,019	$—	$—	$21,510,019

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
September 30, 2012

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 1.5%
478,190	Marvell Technology Group Ltd. (USD)	$4,375,439

Netherlands: 5.0%
261,146	ASML Holding N.V. (USD)	14,018,317

Singapore: 3.0%
240,701	Avago Technologies Ltd. (USD)	8,392,040

Taiwan: 14.7%
2,619,133	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	41,434,684

United Kingdom: 4.7%
471,003	ARM Holdings Plc (ADR)	13,178,664

United States: 71.2%
622,509	Advanced Micro Devices, Inc. * †	2,097,855
331,134	Altera Corp.	11,253,589
303,202	Analog Devices, Inc.	11,882,486
1,126,960	Applied Materials, Inc.	12,582,508
432,771	Atmel Corp. *	2,276,376
402,572	Broadcom Corp.	13,920,940
116,457	Cree, Inc. * †	2,973,147
2,505,443	Intel Corp.	56,823,447
173,185	KLA-Tencor Corp.	8,261,791
186,812	Lam Research Corp. *	5,937,820
216,880	Linear Technology Corp.	6,907,628
299,431	Maxim Integrated Products, Inc.	7,970,853
194,467	Microchip Technology, Inc. †	6,366,850
1,021,609	Micron Technology, Inc. *	6,114,330
609,138	NVIDIA Corp. *	8,125,901

Number of Shares		Value

United States: (continued)
466,811	ON Semiconductor Corp. *	$2,880,224
195,558	Skyworks Solutions, Inc. *	4,608,324
192,233	Teradyne, Inc. *	2,733,553
660,826	Texas Instruments, Inc.	18,205,756
271,359	Xilinx, Inc.	9,066,104

		200,989,482

Total Common Stocks
(Cost: $299,745,747)		282,388,626

MONEY MARKET FUND: 0.0%
(Cost: $51,096)
51,096	Dreyfus Government Cash Management Fund	51,096

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $299,796,843)		282,439,722

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.6%
(Cost: $4,643,558)
4,643,558	Bank of New York Overnight Government Fund	4,643,558

Total Investments: 101.7%
(Cost: $304,440,401)		287,083,280
Liabilities in excess of other assets: (1.7)%		(4,686,434)

NET ASSETS: 100.0%		$282,396,846

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,540,796.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	58.1%	$164,007,171
Semiconductor Component - Integrated Circuits	26.5	74,847,466
Semiconductor Equipment	15.4	43,533,989
Money Market Fund	0.0	51,096

	100.0%	$282,439,722

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$282,388,626	$—	$—	$282,388,626
Money Market Funds	4,694,654	—	—	4,694,654

Total	$287,083,280	$—	$—	$287,083,280

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012

	Bank and Brokerage ETF *	Biotech ETF *	Environmental Services ETF

Assets:
Investments, at value (1) (2)	$26,226,699	$132,360,344	$19,918,225
Short term investment held as collateral for securities loaned (3)	1,601,558	14,124,823	903,000
Cash	112,891	—	—
Cash denominated in foreign currency (4)	—	—	—
Receivables:
Investment securities sold	—	—	—
Shares sold	—	—	811,358
Due from Adviser	—	—	4,032
Dividends	59,210	8,624	39,399
Prepaid expenses	247	1,470	261

Total assets	28,000,605	146,495,261	21,676,275

Liabilities:
Payables:
Investment securities purchased	—	—	—
Collateral for securities loaned	1,601,558	14,124,823	903,000
Line of credit	114,000	—	—
Shares redeemed	—	—	845,312
Due to Adviser	4,053	37,839	—
Due to custodian	—	1,262	782
Deferred Trustee fees	232	845	3,053
Accrued expenses	48,143	52,249	63,802

Total liabilities	1,767,986	14,217,018	1,815,949

NET ASSETS	$26,232,619	$132,278,243	$19,860,326

Shares outstanding	631,224	2,446,503	400,000

Net asset value, redemption and offering price per share	$41.56	$54.07	$49.65

Net assets consist of:
Aggregate paid in capital	$24,718,757	$108,715,908	$34,075,209
Net unrealized appreciation (depreciation)	1,024,838	23,097,881	(4,732,878)
Undistributed net investment income	489,257	27,242	197,527
Accumulated net realized gain (loss )	(233)	437,212	(9,679,532)

	$26,232,619	$132,278,243	$19,860,326

(1) Value of securities on loan	$1,552,167	$13,774,731	$826,071

(2) Cost of Investments	$25,201,861	$109,262,463	$24,651,103

(3) Cost of short term investment held as collateral for securities loaned	$1,601,558	$14,124,823	$903,000

(4) Cost of cash denominated in foreign currency	$—	$—	$—

*	Net asset value per share and shares outstanding have been restated to reflect the share split which took place on February 14, 2012 (See Note 10).

See Notes to Financial Statements

Gaming ETF	Morningstar Wide Moat Research ETF	Pharmaceutical ETF *	Retail ETF *	Semiconductor ETF

$60,149,522	$66,822,952	$173,639,120	$21,209,629	$282,439,722
1,333,641	—	1,020,003	300,390	4,643,558
—	—	—	—	—
14,549	—	—	—	—
484,964	—	444,145	—	—
—	—	—	52,467	—
—	—	—	—	—
310,306	91,669	331,323	17,997	127,250
876	376	2,294	156	4,503

62,293,858	66,914,997	175,436,885	21,580,639	287,215,033

61,144	—	208,403	52,036	—
1,333,641	—	1,020,003	300,390	4,643,558
665,001	—	200,634	—	—
226,542	—	—	—	—
14,938	15,972	46,781	11,016	92,075
5,270	45,220	3,826	844	4,371
4,913	90	2,059	625	3,320
88,882	72,183	57,981	52,918	74,863

2,400,331	133,465	1,539,687	417,829	4,818,187

$59,893,527	$66,781,532	$173,897,198	$21,162,810	$282,396,846

1,750,000	3,100,000	4,238,138	471,531	8,920,937

$34.22	$21.54	$41.03	$44.88	$31.66

$48,973,806	$65,803,113	$160,506,419	$20,745,233	$294,768,049
10,303,379	730,230	8,632,880	(20,445)	(17,357,121)
1,708,883	248,189	4,763,643	439,868	4,985,918
(1,092,541)	—	(5,744)	(1,846)	—

$59,893,527	$66,781,532	$173,897,198	$21,162,810	$282,396,846

$1,296,372	$—	$999,234	$292,537	$4,540,796

$49,846,966	$66,092,722	$165,006,240	$21,230,074	$299,796,843

$1,333,641	$—	$1,020,003	$300,390	$4,643,558

$14,549	$—	$—	$—	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Bank and Brokerage ETF	Biotech ETF	Environmental Services ETF **

	For the Period December 20, 2011* through September 30, 2012	For the Period December 20, 2011* through September 30, 2012	For the Period January 1, 2012 through September 30, 2012	For the Year Ended December 31, 2011

Income:
Dividends	$633,043	$255,613	$299,416	$486,612
Interest	—	—	—	—
Securities lending income	10,962	64,811	9,204	12,255
Foreign taxes withheld	(50,613)	—	(18,603)	(31,338)

Total income	593,392	320,424	290,017	467,529

Expenses:
Management fees	62,324	293,162	81,524	143,500
Professional fees	39,932	40,831	41,055	38,034
Insurance	85	494	397	590
Trustees’ fees and expenses	272	833	349	2,640
Reports to shareholders	4,021	6,133	7,677	8,684
Indicative optimized portfolio value fee	4,234	4,234	—	—
Custodian fees	1,949	7,271	3,082	4,976
Registration fees	5,117	5,106	5,402	6,237
Transfer agent fees	1,411	1,103	1,807	2,406
Fund accounting fees	7,099	7,940	22,381	28,600
Interest	508	20	49	354
Other	411	500	414	3,278

Total expenses	127,363	367,627	164,137	239,299
Waiver of management fees	(62,324)	(74,445)	(74,409)	(81,096)
Expenses assumed by the Adviser	(2,207)	—	—	—

Net expenses	62,832	293,182	89,728	158,203

Net investment income	530,560	27,242	200,289	309,326

Net realized gain (loss) on:
Investments	10,902	4,269,025	(220,285)	(352,985)
In-kind redemptions	2,133,338	16,806,729	1,720,128	2,260,675
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	—

Net realized gain	2,144,240	21,075,754	1,499,843	1,907,690

Change in unrealized appreciation (depreciation) on:
Investments	1,024,838	23,097,881	(304)	(4,942,750)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	—

Change in net unrealized appreciation (depreciation)	1,024,838	23,097,881	(304)	(4,942,750)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,699,638	$44,200,877	$1,699,828	$(2,725,734)

*	Commencement of operations
**	Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

See Notes to Financial Statements

Gaming ETF **		Morningstar Wide Moat Research ETF	Pharmaceutical ETF	Retail ETF	Semiconductor ETF

For the Period January 1, 2012 through September 30, 2012	For the Year Ended December 31, 2011	For the Period April 24, 2012* through September 30, 2012	For the Period December 20, 2011* through September 30, 2012	For the Period December 20, 2011* through September 30, 2012	For the Period December 20, 2011* through September 30, 2012

$1,730,348	$3,429,161	$322,639	$5,623,304	$623,839	$6,307,916
—	2	—	—	—	—
3,043	35,752	—	18,355	856	35,632
(71,811)	(130,678)	—	(262,739)	—	(415,896)

1,661,580	3,334,237	322,639	5,378,920	624,695	5,927,652

282,058	649,463	68,372	608,722	124,886	936,531
42,870	54,959	39,445	43,838	39,099	46,905
1,644	2,406	126	771	52	1,511
1,462	5,489	491	2,756	782	3,461
15,098	16,805	12,935	5,513	4,316	17,094
16,959	18,662	15,135	4,109	4,109	4,108
32,779	49,369	6,997	17,646	7,202	22,188
5,140	6,066	4,143	5,113	5,113	5,112
1,807	2,404	1,007	1,103	1,103	1,109
27,124	36,104	9,070	22,865	8,703	31,643
3,351	4,872	—	6,555	—	5,203
6,132	7,452	494	1,006	502	1,522

436,424	854,051	158,215	719,997	195,867	1,076,387
(66,395)	(4,316)	(68,372)	(104,720)	(70,982)	(134,653)
—	—	(15,393)	—	—	—

370,029	849,735	74,450	615,277	124,885	941,734

1,291,551	2,484,502	248,189	4,763,643	499,810	4,985,918

2,128,236	(2,593,385)	—	97,608	(1,846)	150,280
17,415,970	18,373,596	2,648,070	11,777,048	8,244,015	28,636,618

(20,057)	(95,568)	—	—	—	—

19,524,149	15,684,643	2,648,070	11,874,656	8,242,169	28,786,898

(8,364,406)	(23,053,644)	730,230	8,632,880	(20,445)	(17,357,121)

783	(4,979)	—	—	—	—

(8,363,623)	(23,058,623)	730,230	8,632,880	(20,445)	(17,357,121)

$12,452,077	$(4,889,478)	$3,626,489	$25,271,179	$8,721,534	$16,415,695

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Bank and Brokerage ETF	Biotech ETF

	For the Period December 20, 2011* through September 30, 2012(a)	For the Period December 20, 2011* through September 30, 2012(a)

Operations:
Net investment income	$530,560	$27,242
Net realized gain	2,144,240	21,075,754
Change in net unrealized appreciation (depreciation)	1,024,838	23,097,881

Net increase (decrease) in net assets resulting from operations	3,699,638	44,200,877

Dividends to shareholders:
Dividends from net investment income	(41,303)	—
Distributions from net realized capital gains	—	—

Total Dividends and Distributions	(41,303)	—

Share transactions:**
Proceeds from sale of shares	171,821,314	252,744,813
Cost of shares redeemed	(149,247,030)	(164,667,447)

Increase (Decrease) in net assets resulting from share transactions	22,574,284	88,077,366

Total increase (decrease) in net assets	26,232,619	132,278,243
Net Assets, beginning of period	—	—

Net Assets, end of period †	$26,232,619	$132,278,243

† Including undistributed (accumulated) net investment income (loss)	$489,257	$27,242

** Shares of Common Stock Issued (no par value)
Shares sold	4,631,224	6,696,503
Shares redeemed	(4,000,000)	(4,250,000)

Net increase (decrease)	631,224	2,446,503

*	Commencement of operations

(a)	Share activity has been restated to reflect the share split which took place on February 14, 2012 (see Note 10).
(b)	Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

See Notes to Financial Statements

Environmental Services ETF(b)			Gaming ETF(b)			Morningstar Wide Moat Research ETF

For the Period January 1, 2012 through September 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Period January 1, 2012 through September 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Period April 24, 2012* through September 30, 2012

$200,289	$309,326	$299,625	$1,291,551	$2,484,502	$2,856,511	$248,189
1,499,843	1,907,690	1,614,489	19,524,149	15,684,643	8,100,734	2,648,070
(304)	(4,942,750)	3,652,210	(8,363,623)	(23,058,623)	24,774,143	730,230

1,699,828	(2,725,734)	5,566,324	12,452,077	(4,889,478)	35,731,388	3,626,489

—	(310,000)	(300,000)	—	(2,044,250)	(3,252,000)	—
—	—	—	—	(107,250)	(88,000)	—

—	(310,000)	(300,000)	—	(2,151,500)	(3,340,000)	—

5,131,363	12,326,351	11,829,876	—	27,080,976	6,278,639	65,222,851
(10,276,204)	(16,911,976)	(11,775,298)	(49,287,713)	(52,372,369)	(20,543,067)	(2,067,808)

(5,144,841)	(4,585,625)	54,578	(49,287,713)	(25,291,393)	(14,264,428)	63,155,043

(3,445,013)	(7,621,359)	5,320,902	(36,835,636)	(32,332,371)	18,126,960	66,781,532
23,305,339	30,926,698	25,605,796	96,729,163	129,061,534	110,934,574	—

$19,860,326	$23,305,339	$30,926,698	$59,893,527	$96,729,163	$129,061,534	$66,781,532

$197,527	$(2,762)	$(2,827)	$1,708,883	$235,198	$(207,061)	$248,189

100,000	250,000	250,000	—	800,000	200,000	3,200,000
(200,000)	(350,000)	(250,000)	(1,450,000)	(1,700,000)	(800,000)	(100,000)

(100,000)	(100,000)	—	(1,450,000)	(900,000)	(600,000)	3,100,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Pharmaceutical ETF	Retail ETF	Semiconductor ETF

	For the Period December 20, 2011* through September 30, 2012(a)	For the Period December 20, 2011* through September 30, 2012(a)	For the Period December 20, 2011* through September 30, 2012

Operations:
Net investment income	$4,763,643	$499,810	$4,985,918
Net realized gain	11,874,656	8,242,169	28,786,898
Change in net unrealized appreciation (depreciation)	8,632,880	(20,445)	(17,357,121)

Net increase (decrease) in net assets resulting from operations	25,271,179	8,721,534	16,415,695

Dividends to shareholders:
Dividends from net investment income	—	(59,942)	—

Share transactions:**
Proceeds from sale of shares	687,927,495	397,754,015	1,918,769,515
Cost of shares redeemed	(539,301,476)	(385,252,797)	(1,652,788,364)

Increase in net assets resulting from share transactions	148,626,019	12,501,218	265,981,151

Total increase in net assets	173,897,198	21,162,810	282,396,846
Net Assets, beginning of period	—	—	—

Net Assets, end of period †	$173,897,198	$21,162,810	$282,396,846

† Including undistributed net investment income	$4,763,643	$439,868	$4,985,918

** Shares of Common Stock Issued (no par value)
Shares sold	18,788,138	10,121,531	59,470,937
Shares redeemed	(14,550,000)	(9,650,000)	(50,550,000)

Net increase	4,238,138	471,531	8,920,937

*	Commencement of operations

(a)	Share activity has been restated to reflect the share split which took place on February 14, 2012 (see Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Bank and Brokerage ETF #

	For the Period December 20, 2011 (a) through September 30, 2012

Net asset value, beginning of period	$34.63

Income from investment operations:
Net investment income	0.81
Net realized and unrealized gain on investments	6.16

Total from investment operations	6.97

Less:
Dividends from net investment income	(0.04)

Net asset value, end of period	$41.56

Total return (b)	20.14	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,233
Ratio of gross expenses to average net assets	0.71	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	2.98	%(d)
Portfolio turnover rate	6	%(c)

	Biotech ETF #

	For the Period
	December 20, 2011 (a) through September 30, 2012

Net asset value, beginning of period	$35.28

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	18.78

Total from investment operations	18.79

Net asset value, end of period	$54.07

Total return (b)	53.26	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$132,278
Ratio of gross expenses to average net assets	0.44	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	0.03	%(d)
Portfolio turnover rate	12	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

			Environmental Services ETF

	For the Period January 1, 2012 through September 30, 2012

			For the Year Ended December 31,

			2011	2010	2009	2008	2007

Net asset value, beginning of period	$46.61		$51.54	$42.68	$35.27	$51.87	$44.55

Income from investment operations:
Net investment income	0.50		0.62	0.50	0.36	0.38	0.33
Net realized and unrealized gain (loss) on investments	2.54		(4.93)	8.86	7.43	(16.61)	7.53

Total from investment operations	3.04		(4.31)	9.36	7.79	(16.23)	7.86

Less:
Dividends from net investment income	—		(0.62)	(0.50)	(0.38)	(0.37)	(0.54)

Net asset value, end of period	$49.65		$46.61	$51.54	$42.68	$35.27	$51.87

Total return (b)	6.52	%(c)	(8.36)%	21.93%	22.07%	(31.30)%	(17.64)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,860		$23,305	$30,927	$25,606	$24,687	$36,312
Ratio of gross expenses to average net assets	1.01	%(d)	0.83%	0.72%	0.86%	0.68%	0.86%
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.23	%(d)	1.08%	1.12%	0.94%	0.73%	0.75%
Portfolio turnover rate	4	%(c)	1%	6%	24%	32%	3%

	Gaming ETF

	For the Period January 1, 2012 through September 30, 2012					For the Period January 22, 2008(a) through December 31, 2008

			For the Year Ended December 31,

			2011	2010	2009

Net asset value, beginning of period	$30.23		$31.48	$23.60	$17.54	$39.39

Income from investment operations:
Net investment income	0.80		0.75	0.72	0.40	0.56
Net realized and unrealized gain (loss) on investments	3.19		(1.34)	7.99	6.17	(22.18)

Total from investment operations	3.99		(0.59)	8.71	6.57	(21.62)

Less:
Dividends from net investment income	—		(0.63)	(0.81)	(0.49)	(0.23)
Distributions from net realized gains	—		(0.03)	(0.02)	—	—
Return of capital	—		—	—	(0.02)	—

Total Dividends and Distributions	—		(0.66)	(0.83)	(0.51)	(0.23)

Net asset value, end of period	$34.22		$30.23	$31.48	$23.60	$17.54

Total return (b)	13.20	%(c)	(1.87)%	36.97%	37.47%	(54.89	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$59,894		$96,729	$129,062	$110,935	$2,631
Ratio of gross expenses to average net assets	0.78	%(d)	0.66%	0.65%	0.71%	3.89	%(d)
Ratio of net expenses to average net assets	0.66	%(d)	0.65%	0.65%	0.66%	0.70	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	2.29	%(d)	1.91%	2.53%	3.08%	2.81	%(d)
Portfolio turnover rate	18	%(c)	19%	11%	33%	19	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Morningstar Wide Moat Research ETF

	For the Period April 24, 2012(a) through September 30, 2012

Net asset value, beginning of period	$20.15

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain on investments	1.31

Total from investment operations	1.39

Net asset value, end of period	$21.54

Total return (b)	6.90	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$66,782
Ratio of gross expenses to average net assets	1.04	%(d)
Ratio of net expenses to average net assets	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)
Ratio of net investment income to average net assets	1.62	%(d)
Portfolio turnover rate	0	%(c)

	Pharmaceutical ETF #

	For the Period December 20, 2011(a) through September 30, 2012

Net asset value, beginning of period	$35.96

Income from investment operations:
Net investment income	1.12
Net realized and unrealized gain on investments	3.95

Total from investment operations	5.07

Net asset value, end of period	$41.03

Total return (b)	14.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$173,897
Ratio of gross expenses to average net assets	0.41	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	2.74	%(d)
Portfolio turnover rate	1	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Retail ETF #

	For the Period
	December 20, 2011(a) through September 30, 2012

Net asset value, beginning of period	$37.32

Income from investment operations:
Net investment income	0.95
Net realized and unrealized gain on investments	6.63

Total from investment operations	7.58

Less:
Dividends from net investment income	(0.02)

Net asset value, end of period	$44.88

Total return (b)	20.32	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$21,163
Ratio of gross expenses to average net assets	0.55	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	1.40	%(d)
Portfolio turnover rate	2	%(c)

	Semiconductor ETF

	For the Period December 20, 2011(a) through September 30, 2012

Net asset value, beginning of period	$29.95

Income from investment operations:
Net investment income	0.56
Net realized and unrealized gain on investments	1.15

Total from investment operations	1.71

Net asset value, end of period	$31.66

Total return (b)	5.71	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$282,397
Ratio of gross expenses to average net assets	0.40	%(d)
Ratio of net expenses to average net assets	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)
Ratio of net investment income to average net assets	1.87	%(d)
Portfolio turnover rate	2	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of September 30, 2012, offers fifty investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Bank and Brokerage ETF, Biotech ETF, Environmental Services ETF, Gaming ETF, Morningstar Wide Moat Research ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by NYSE Euronext, Morningstar, or Market Vectors Index Solutions GmbH, a wholly-owned subsidiary of the Adviser.

The following Funds were organized through an exchange offer on December 20, 2011 on a 1 for 1 share basis for outstanding receipts of the Merrill Lynch sponsored Trusts:

Fund	Index

Bank and Brokerage ETF	Merrill Lynch-sponsored Regional Bank HOLDRS Trust
Biotech ETF	Merrill Lynch-sponsored Biotech HOLDRS Trust
Pharmaceutical ETF	Merrill Lynch-sponsored Pharmaceutical HOLDRS Trust
Retail ETF	Merrill Lynch-sponsored Retail HOLDRS Trust
Semiconductor ETF	Merrill Lynch-sponsored Semiconductor HOLDRS Trust

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index

Bank and Brokerage ETF	December 20, 2011	Market Vectors US Listed Bank and Brokerage 25 Index*
Biotech ETF	December 20, 2011	Market Vectors US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	Market Vectors Global Gaming Index*
Morningstar Wide Moat Research ETF	April 24, 2012	Morningstar® Wide Moat Focus IndexSM
Pharmaceutical ETF	December 20, 2011	Market Vectors US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	Market Vectors US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	Market Vectors US Listed Semiconductor 25 Index*

*	Published by Market Vectors Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

F.

Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended September 30, 2012.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds held no forward foreign currency contracts during the period ended September 30, 2012.

G.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.35% of each Fund’s average daily net assets (0.45% for Morningstar Wide Moat Research ETF, 0.50% for Environmental Services ETF and Gaming ETF). The Adviser has agreed, at least until May 1, 2013 (September 21, 2013 for Gaming ETF), to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts waived/assumed by the Adviser for the period ended September 30, 2012, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by the Adviser

Bank and Brokerage ETF	0.35%	$62,324	$2,207
Biotech ETF	0.35	74,445	—
Environmental Services ETF	0.55	74,409	—
Gaming ETF	0.65	66,395	—
Morningstar Wide Moat Research ETF	0.49	68,372	15,393
Pharmaceutical ETF	0.35	104,720	—
Retail ETF	0.35	70,982	—
Semiconductor ETF	0.35	134,653	—

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended September 30, 2012, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Bank and Brokerage ETF	$1,521,365	$1,929,801
Biotech ETF	19,682,767	12,749,884
Environmental Services ETF	1,103,502	961,843
Gaming ETF	13,230,110	18,009,169
Morningstar Wide Moat Research ETF	162,792	—
Pharmaceutical ETF	5,294,330	1,481,354
Retail ETF	1,469,250	793,153
Semiconductor ETF	13,094,784	7,341,685

Note 5–Income Taxes–As of September 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bank and Brokerage ETF	$26,803,652	$1,054,552	$(29,947)	$1,024,605
Biotech ETF	123,387,374	23,965,122	(867,329)	23,097,793
Environmental Services ETF	25,630,729	1,448,574	(6,258,078)	(4,809,504)
Gaming ETF	52,273,146	13,268,624	(4,058,607)	9,210,017
Morningstar Wide Moat Research ETF	66,092,722	1,634,491	(904,261)	730,230
Pharmaceutical ETF	166,031,988	11,031,633	(2,404,498)	8,627,135
Retail ETF	21,530,464	290,763	(311,208)	(20,445)
Semiconductor ETF	304,440,401	4,064,487	(21,421,608)	(17,357,121)

At September 30, 2012, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total

Bank and Brokerage ETF	$489,489	$—	$(232)	$1,024,605	$1,513,862
Biotech ETF	465,387	—	(845)	23,097,793	23,562,335
Environmental Services ETF	200,581	(9,602,906)	(3,054)	(4,809,504)	(14,214,883)
Gaming ETF	1,713,796	—	(4,915)	9,210,840	10,919,721
Morningstar Wide Moat Research ETF	248,279	—	(90)	730,230	978,419
Pharmaceutical ETF	4,765,702	—	(2,058)	8,627,135	13,390,779
Retail ETF	440,493	(1,846)	(625)	(20,445)	417,577
Semiconductor ETF	4,989,238	—	(3,320)	(17,357,121)	(12,371,203)

The tax character of dividends paid to shareholders during the year ended December 31, 2011 was as follows:

Fund	Ordinary Income	Long-Term Capital Gains

Environmental Services ETF*	$310,000	$—
Gaming ETF*	2,046,144	105,356

* Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

The tax character of dividends paid to shareholders during the period ended September 30, 2012 was as follows:

Fund	Ordinary Income

Bank and Brokerage ETF	$41,303
Retail ETF	59,942

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At September 30, 2012, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective- No Expiration Long-Term Capital Losses	Post-Effective– No Expiration Short-Term Capital Losses	Amount Expiring in the Year Ended September 30,

Fund			2018	2017	2016

Environmental Services ETF	$567,693	$—	$479,375	$6,445,705	$2,110,133
Retail ETF	—	1,846	—	—	—

During the period ended September 30, 2012, Gaming ETF utilized $1,243,329 of prior year capital loss carryforwards.

During the period ended September 30, 2012, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses and tax treatment of in-kind redemptions, the Funds’ incurred differences that affected undistributed net investment income, accumulated net realized gain/loss on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase in Undistributed Net Investment Income	Increase/Decrease in Accumulated Net Realized Gain/Loss	Increase in Aggregate Paid in Capital

Bank and Brokerage ETF	$—	$(2,144,473)	$2,144,473
Biotech ETF	—	(20,638,542)	20,638,542
Environmental Services ETF	—	(1,701,002)	1,701,002
Gaming ETF	182,134	(17,579,028)	17,396,894
Morningstar Wide Moat Research ETF	—	(2,648,070)	2,648,070
Pharmaceutical ETF	—	(11,880,400)	11,880,400
Retail ETF	—	(8,244,015)	8,244,015
Semiconductor ETF	—	(28,786,898)	28,786,898

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2009-2011), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 6–Capital Share Transactions–As of September 30, 2012, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of at least 25,000 shares (50,000 shares, or multiples thereof for Environmental Services ETF and Gaming ETF). The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended September 30, 2012, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Bank and Brokerage ETF	$168,845,767	$145,379,711
Biotech ETF	257,100,807	175,903,311
Environmental Services ETF	3,770,737	8,848,326
Gaming ETF	—	42,797,567
Morningstar Wide Moat Research ETF	97,464,948	34,183,089
Pharmaceutical ETF	709,679,118	560,360,751
Retail ETF	397,889,753	385,618,036
Semiconductor ETF	1,929,593,469	1,664,387,718

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Fund’s custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and/or the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of September 30, 2012, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10–Share Split–On January 27, 2012, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Bank and Brokerage ETF, Biotech ETF, Pharmaceutical ETF, and Retail ETF. The share splits took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Each Fund’s shares began trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Bank and Brokerage ETF and Pharmaceutical ETF split its shares two-for-one. The Statements of Assets and Liabilities, Statements of Changes in Net Assets and the Financial Highlights have been adjusted to reflect these share splits.

Note 11–Bank Line of Credit–Certain Funds may participate in a $130 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2012, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of September 30, 2012

Bank and Brokerage ETF	32	$76,532	1.91%	$114,000
Gaming ETF	73	178,918	1.91	665,001
Pharmaceutical ETF	153	406,627	1.90	200,634
Semiconductor ETF	91	868,736	1.90	—

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended September 30, 2012, there were no offsets to custodial fees.

Note 13–Recent Accounting Pronouncements–The Funds have adopted ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011 and can be found in Note 2 to the financial statements.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities (ASU 2011-11), which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either: (1) offset in according with GAAP, or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The new guidance is effective for periods beginning on or after January 1, 2013. Management is currently evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statements.

Note 14–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

MARKET VECTORS ETF TRUST

TAX INFORMATION
(unaudited)

The Fund listed below intends to pass through foreign tax credits in the maximum amounts shown. The gross foreign source income earned during the period ended September 30, 2012 by the Fund was as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income

Gaming ETF	$ 71,811	$ 1,467,481

Corporate Dividends Received Deduction

No Funds had ordinary income dividends paid which qualified for the Corporate Dividends Received Deduction during the period ended September 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Market Vectors ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bank and Brokerage ETF, Biotech ETF, Environmental Services ETF, Gaming ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF, and Morningstar Wide Moat Research ETF (eight of the series constituting Market Vectors ETF Trust) (the “Funds”) as of September 30, 2012, and the related statements of operations, the changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at September 30, 2012, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 16, 2012

MARKET VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS
September 30, 2012 (unaudited)

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Independent Trustees:
David H. Chow, 54*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	60

Director, Audit Committee Chairman and Compensation Committee member, Forward Management, LLC, May 2008 to present; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee; Secretary and Board Member of the Stamford CFA Society, July 2010 to present; Governing Council of the Independent Directors Council, October 2012 to present.

R. Alastair Short, 59*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	70	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.

Peter J. Sidebottom, 49*†	Trustee	Since 2012	Partner, Bain & Company (management consulting firm), April 2012 to present; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012; Executive Vice President, Wachovia Corporation (financial services firm), December 2004 to February 2009.	60

Board Member, Special Olympics, New Jersey, November 2011 to present; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012.

Richard D. Stamberger, 53*†	Trustee	Since 2006	President and CEO, SmartBrief, Inc. (media company).	70	None.

Interested Trustee:

Jan F. van Eck, 48[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President and Owner of the Adviser, Van Eck Associates Corporation; Director and President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	60	Director, National Committee on US- China Relations.

1	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Russell G. Brennan, 47	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 52	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 42	Assistant Vice President	Since 2012	Director, Greater China of the Adviser (since January 2012); General Manager, SinoMarkets (June 2007 to December 2011); General Manager Guthy-Renker (January 2005 to May 2007).

John J. Crimmins, 55	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)

Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.

Eduardo Escario, 36	Vice President	Since 2012

Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 - July 2008).

Lars Hamich, 43	Vice President	Since 2012

Managing Director and Chief Executive Officer of Van Eck Global (Europe) GmbH (since 2009); Chief Executive Officer of Market Vectors Index Solutions GmbH (“MVIS”) (since June 2011); Managing Director of STOXX Limited (until 2008).

Wu-Kwan Kit, 31	Assistant Vice President and Assistant Secretary	Since 2011

Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2011); Associate, Schulte Roth & Zabel (September 2007 - 2011); University of Pennsylvania Law School (August 2004 - May 2007).

Susan C. Lashley, 57	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Thomas K. Lynch, 56	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (since December 2006) and of VESC (since August 2008); Vice President of the Adviser, VEARA and VESC; Treasurer (April 2005 - December 2006); Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 32	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005 - June 2008); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien, 64	Senior Vice President, Secretary and Chief Legal Officer	Since 2006

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (since December 2005); Director of VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

Ferat Öztürk, 29	Assistant Vice President	Since 2012

Sales Associate of Van Eck Global (Europe) GmbH (since November 2011); Account Manager, Vodafone Enterprise (January 2011 to October 2011); Maastricht University (February 2009 to December 2010); Intern, Equity Derivatives, UBS Investment Bank (August 2008 to January 2009); Intern, Equities Client Management Team, UBS Investment Bank (August 2007 to February 2008).

Jonathan R. Simon, 38	Vice President and Assistant Secretary	Since 2006	Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2006); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 57	Senior Vice President	Since 2006

Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.

1	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)

At a meeting held on February 27, 2012 (the “February Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “February Investment Management Agreement”) with respect to the Market Vectors Morningstar Wide Moat Research ETF (the “Morningstar Wide Moat Research ETF”). In addition, at a meeting held on June 7, 2012 (the “June Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “June Investment Management Agreement”) with respect to the Market Vectors Global Chemicals ETF (and, collectively with the Morningstar Wide Moat Research ETF, the “Funds”). The February Investment Management Agreement and June Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the February Meeting and the June Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions with management of the Funds and the Adviser at the February Meeting and the June Meeting (as applicable), information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement. The Trustees also considered information with respect to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at each of the February Meeting and the June Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

***

At a meeting held on June 7, 2012 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of an investment management agreement between the Trust and the Adviser (the “Investment

Management Agreements”) with respect to the Market Vectors Environmental Services ETF and Gaming ETF (collectively, the “Existing ETFs”) and the Market Vectors Bank and Brokerage ETF, Biotech ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (collectively, the “Former HOLDRS”). The Existing ETFs and the Former HOLDRS are collectively referred to as “the Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2012. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group. They also considered the fact that the Former HOLDRS had only recently commenced operations and therefore had no meaningful operational history that could be used for comparative purposes, since the expense information prepared by Lipper was based on estimated amounts and the performance comparisons provided by Lipper covered approximately a three-month period (December 21, 2011 (the date operations commenced) through March 31, 2012). For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with management of the Funds and the Adviser at the Renewal Meeting and the May 8, 2012 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of the Funds. In evaluating each Fund’s performance, the Trustees assessed the Funds’ performance based on how well the performance of a Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Fund and its relevant benchmark index and concluded that each Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided showed that the Market Vectors Gaming ETF had a total expense ratio (after the effect of any applicable expense limitation) greater than the average of its peer group of funds. The Trustees concluded, however, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Fund and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness due to the lack of a large number of directly comparable ETFs and, as noted above, the very limited operating history of the Former HOLDRS.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(continued)

and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2012 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

MVINDUSAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Effective January 1, 2012, Environmental Services ETF and Gaming ETF
     changed its fiscal year end from December 31 to September 30.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2012,
     December 31, 2011 and September 30, 2011, were $120,000 , $46,820 and $0, respectively.

(b)  Audit-Related Fees. Not applicable.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     September 30, 2012, December 31, 2011 and September 30, 2011,
     respectively, were $0, $19,790 and $0.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule
     30a-3(b) under the 1940 Act (17 CFR 270.30a-(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR
     240.13a15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, VP and CFO
                         -------------------------------
Date November 30, 2012
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date November 30, 2012
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By (Signature and Title)  /s/ John J. Crimmins, CFO
                        ---------------------------

Date November 30, 2012
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